Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 380	$ 370
Accounts receivable and other current assets (Note 6)		1,229	1,297
Prepaid expenses		68	88
Inventories		409	394
Regulatory assets (Note 7)		395	425
Total current assets		2,481	2,574
Other assets		686	620
Regulatory assets (Note 7)		3,110	2,958
Property, plant and equipment, net		36,105	33,988
Intangible assets, net		1,341	1,260
Goodwill		12,482	12,004
Total assets		56,205	53,404
Current liabilities
Short-term borrowings (Note 8)		25	512
Accounts payable and other current liabilities		1,956	2,378
Regulatory liabilities (Note 7)		428	572
Current installments of long-term debt (Note 8)		990	690
Current installments of finance leases		100	24
Total current liabilities		3,499	4,176
Other liabilities		1,524	1,446
Regulatory liabilities (Note 7)		2,891	2,786
Deferred income taxes		3,221	2,969
Long-term debt (Note 8)		23,561	21,501
Finance leases		326	413
Total liabilities		35,022	33,291
Commitments and contingencies (Note 16)
Equity
Common shares	[1]	13,708	13,645
Preference shares (Note 9)		1,623	1,623
Additional paid-in capital		10	11
Accumulated other comprehensive income		905	336
Retained earnings		3,279	2,916
Shareholders' equity		19,525	18,531
Non-controlling interests		1,658	1,582
Total equity		21,183	20,113
Total liabilities and equity		$ 56,205	$ 53,404

[1]	(1) No par value. Unlimited authorized shares; 464.6 million and 463.3 million issued and outstanding as at June 30, 2020 and December 31, 2019, respectively